Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets, Net [Abstract]
Schedule of Other Current Assets, Net

Other current assets, net, consist of the following:

	As of December 31,			As of December 31,
	2023			2024
	Gross	Allowance	Net	Gross	Allowance	Net

Receivable from third party (i)	$33,147	$(27,464)	$5,683	$31,849	$(26,460)	$5,389
Receivable from AM Advertising and its subsidiaries (ii)	21,218	(7,669)	13,549	20,638	(7,460)	13,178
Input VAT receivable	2,493	—	2,493	—	—	—
Other prepaid expenses	3,710	(1,338)	2,372	3,605	(1,445)	2,160
Short-term deposits	257	—	257	243	—	243
Prepaid selling and marketing fees	518	(354)	164	459	(344)	115
Receivable from non-controlling shareholders	669	(521)	148	651	(507)	144
Prepaid individual income tax and other employee advances	389	(116)	273	378	(113)	265
Others	50	—	50	48	—	48
Receivable from disposal of subsidiaries (iii)	—	—	—	4,096	—	4,096
Total	$62,451	$(37,462)	$24,989	$61,967	$(36,329)	$25,638

Schedule of Movement of Allowance for Other Current Assets

Movement of allowance for credit losses of other current assets is as follows:

	For the years ended December 31,
	2022	2023	2024
Beginning of year	$34,846	$31,571	$37,462
Addition	—	6,788	—
Reverse	(647)	—	—
Exchange rate adjustment	(2,628)	(897)	(1,133)
End of year	$31,571	$37,462	$36,329